Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
RETAIL PROPERTIES OF AMERICA, INC.

Schedule II
Valuation and Qualifying Accounts
For the Years Ended December 31, 2011, 2010 and 2009
(in thousands)

	Balance at beginning of year		Charged to costs and expenses		Write-offs		Balance at end of year
Year ended December 31, 2011
Allowance for doubtful accounts	$9,138		6,527		(7,434)		$8,231
Tax valuation allowance	$6,823		2,077		—		$8,900

Year ended December 31, 2010
Allowance for doubtful accounts	$31,019	(a)	3,103		(24,984)	(b)	$9,138

Year ended December 31, 2009
Allowance for doubtful accounts	$15,510	(c)	26,944	(d)	(11,440)		$31,014	(d)

(a)	Beginning balance includes $5 for allowance for doubtful accounts related to an investment property held for sale in 2009.

(b)	Includes $16,909 related to a note receivable that was fully written off in 2010.

(c)
Beginning balance excludes $10 of allowance for doubtful accounts related to an investment property held for sale in 2009 and includes $479 for allowance for doubtful accounts related to an investment property held for sale in 2008.

(d)	Includes $16,909 related to a note receivable that was fully reserved in 2009.